Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials, consumables and supplies	€ 2,268	€ 1,801
Finished goods and merchandise	195	18
Inventories	2,463	1,819
Raw materials, consumables and changes in inventories of finished goods and work in process recorded as expenses	12,790	19,525	€ 9,467
Inventory write-down	€ 226	€ 0